Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	€ 15,101
On December 31,	17,499	€ 15,101
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	15,101
On December 31,	17,499	15,101
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	31,078	47,777
Additions	8,823	3,450
Sales and disposals	(7,353)	(13,580)
Reclassifications to assets in disposal group classified as held for sale		(6,774)
Translation differences	113	205
On December 31,	32,661	31,078
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(15,976)	(20,250)
Depreciation	(4,558)	(6,849)
Sales and disposals	5,370	7,979
Reclassifications to assets in disposal group classified as held for sale		3,279
Translation differences	3	(135)
On December 31,	(15,161)	(15,976)
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	11,895
On December 31,	12,381	11,895
Land and building | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	23,174	34,834
Additions	4,287	1,726
Sales and disposals	(2,989)	(11,497)
Reclassifications to assets in disposal group classified as held for sale		(2,091)
Translation differences	113	202
On December 31,	24,585	23,174
Land and building | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(11,279)	(14,424)
Depreciation	(2,848)	(3,342)
Sales and disposals	1,920	5,922
Reclassifications to assets in disposal group classified as held for sale		699
Translation differences	3	(134)
On December 31,	(12,204)	(11,279)
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	28
On December 31,	1,567	28
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	251	437
Additions	1,657
Sales and disposals	(250)	(186)
On December 31,	1,658	251
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(223)	(352)
Depreciation	(118)	(57)
Sales and disposals	250	186
On December 31,	(91)	(223)
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	3,179
On December 31,	3,552	3,179
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	7,652	12,505
Additions	2,879	1,724
Sales and disposals	(4,114)	(1,897)
Reclassifications to assets in disposal group classified as held for sale		(4,683)
Translation differences		3
On December 31,	6,417	7,652
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(4,473)	(5,473)
Depreciation	(1,592)	(3,450)
Sales and disposals	3,200	1,871
Reclassifications to assets in disposal group classified as held for sale		2,580
Translation differences		(1)
On December 31,	€ (2,865)	€ (4,473)